Fair Value Measurements (Tables)	9 Months Ended
Jul. 31, 2026
Disclosure of fair value measurement of assets [abstract]
Fair Value of Financial Instruments Not Carried at Fair Value on the Balance Sheet
Set out in the following table are the amounts that would be reported if all financial instruments not currently carried at fair value were reported at their fair values. Refer to Note 17 of our annual consolidated financial statements for the year ended October 31, 2025 for further discussion on the determination of fair value.

(Canadian $ in millions)		July 31, 2026		October 31, 2025
	Carrying value	Fair value	Carrying value	Fair value
Securities (1)
Amortized cost	$92,978	$86,914	$96,610	$90,448

Loans (1) (2)
Residential mortgages	196,627	195,540	195,708	194,755
Consumer instalment and other personal	93,378	93,314	91,867	91,937
Credit cards	11,359	11,359	11,997	11,997
Business and government	381,968	382,200	364,265	364,866
	683,332	682,413	663,837	663,555

Deposits (3)	953,155	952,770	920,040	920,927
Securitization and structured entities' liabilities (4)	18,830	18,503	20,211	20,100
Other liabilities (5)	3,191	3,071	3,103	2,953
Subordinated debt	7,495	7,683	8,500	8,756
This table excludes financial instruments with a carrying value approximating fair value, such as cash and cash equivalents, interest bearing deposits with banks, securities borrowed or purchased under resale agreements, certain other assets, certain other liabilities and securities lent or sold under repurchase agreements.
(1)Carrying value is net of ACL.
(2)Excludes $67 million of residential mortgages classified as FVTPL, $12,649 million of business and government loans classified as FVTPL and $447 million of business and government loans classified as FVOCI
($79 million, $13,231 million and $14 million, respectively, as at October 31, 2025).
(3)Excludes $56,350 million of structured note liabilities, $83 million of money market deposits, $2,497 million of embedded options related to structured deposits carried at amortized cost and $5,749 million of metals deposits measured at fair value ($49,093 million, $1,129 million, $1,967 million and $3,973 million, respectively, as at October 31, 2025).
(4)Excludes $44,081 million of securitization and structured entities’ liabilities classified as FVTPL ($31,351 million as at October 31, 2025).
(5)Other liabilities include certain investment contract liabilities in our insurance business measured at amortized cost, as well as certain other liabilities of subsidiaries.

Summary of Assets and Liabilities categorized by the Fair Value Hierarchy
The extent of our use of actively quoted market prices (Level 1), internal models using observable market information as inputs (Level 2) and models using one or more significant unobservable inputs (Level 3) in the valuation of securities, loans classified as FVTPL and FVOCI, other assets, fair value liabilities, derivative assets and derivative liabilities is presented in the following table:

(Canadian $ in millions)	July 31, 2026				October 31, 2025
	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Trading Securities
Issued or guaranteed by:
Canadian federal government	$455	$8,955	$–	$9,410	$757	$11,554	$–	$12,311
Canadian provincial and municipal governments	–	9,219	–	9,219	–	9,035	–	9,035
U.S. federal government	1,865	25,670	–	27,535	3,308	27,594	–	30,902
U.S. states, municipalities and agencies	–	363	–	363	–	1,144	–	1,144
Other governments	241	4,620	–	4,861	199	3,927	–	4,126
NHA MBS, and U.S. agency MBS and CMO	–	74,426	–	74,426	–	56,450	–	56,450
Corporate debt	–	16,583	–	16,583	–	11,614	–	11,614
Trading loans	–	3,449	–	3,449	–	4,568	–	4,568
Corporate equity	57,583	1,389	–	58,972	61,495	658	–	62,153
	60,144	144,674	–	204,818	65,759	126,544	–	192,303
FVTPL Securities
Issued or guaranteed by:
Canadian federal government	–	1,329	–	1,329	56	1,563	–	1,619
Canadian provincial and municipal governments	–	2,393	–	2,393	–	1,578	–	1,578
U.S. federal government	–	1,721	–	1,721	–	1,495	–	1,495
Other governments	–	97	–	97	–	–	–	–
NHA MBS, and U.S. agency MBS and CMO	–	18	–	18	–	18	–	18
Corporate debt	–	9,961	12	9,973	–	8,908	–	8,908
Corporate equity	1,202	856	6,171	8,229	1,090	822	5,824	7,736
	1,202	16,375	6,183	23,760	1,146	14,384	5,824	21,354
FVOCI Securities
Issued or guaranteed by:
Canadian federal government	3,402	55,791	–	59,193	1,158	44,177	–	45,335
Canadian provincial and municipal governments	–	7,612	–	7,612	–	5,644	–	5,644
U.S. federal government	24	27,033	–	27,057	16	20,793	–	20,809
U.S. states, municipalities and agencies	–	4,939	–	4,939	–	5,634	–	5,634
Other governments	47	4,247	–	4,294	37	4,028	–	4,065
NHA MBS, and U.S. agency MBS and CMO	–	29,043	–	29,043	–	27,015	–	27,015
Corporate debt	–	4,739	–	4,739	–	4,515	–	4,515
Corporate equity	–	–	193	193	–	–	192	192
	3,473	133,404	193	137,070	1,211	111,806	192	113,209
Loans
Residential mortgages	–	67	–	67	–	79	–	79
Business and government loans	–	12,786	310	13,096	–	12,921	324	13,245
	–	12,853	310	13,163	–	13,000	324	13,324
Other Assets (1)	10,719	–	1,460	12,179	8,521	–	1,483	10,004
Fair Value Liabilities (2)
Deposits (3)	–	64,679	–	64,679	–	56,162	–	56,162
Securities sold but not yet purchased	13,284	37,814	–	51,098	14,998	39,878	–	54,876
Other liabilities (4)	2,443	44,773	198	47,414	2,142	32,096	–	34,238
	15,727	147,266	198	163,191	17,140	128,136	–	145,276
Derivative Assets
Interest rate contracts	114	13,182	–	13,296	15	8,666	–	8,681
Foreign exchange contracts	95	24,604	4	24,703	43	30,474	2	30,519
Commodity contracts	155	2,748	1	2,904	225	1,224	13	1,462
Equity contracts	182	26,877	2	27,061	275	16,203	10	16,488
Credit default swaps	–	33	–	33	–	1	–	1
	546	67,444	7	67,997	558	56,568	25	57,151
Derivative Liabilities
Interest rate contracts	81	12,937	–	13,018	18	10,081	–	10,099
Foreign exchange contracts	–	22,153	27	22,180	–	26,049	–	26,049
Commodity contracts	141	2,728	4	2,873	196	1,412	–	1,608
Equity contracts	763	30,736	1	31,500	175	20,793	5	20,973
Credit default swaps	–	25	1	26	–	–	–	–
	985	68,579	33	69,597	389	58,335	5	58,729
(1)Other assets include precious metals, segregated fund assets and investment properties in our insurance business, carbon credits, certain receivables and other items measured at fair value.
(2)Interest expense for liabilities carried at fair value is $1,253 million and $3,497 million for the three and nine months ended July 31, 2026, respectively ($832 million and $2,612 million for the three and nine months ended July 31, 2025). Interest expense for liabilities carried at amortized cost is $8,967 million and $25,989 million for the three and nine months ended July 31, 2026, respectively ($9,414 million and $29,416 million for the three and nine months ended July 31, 2025).
(3)Deposits include structured note liabilities, money market and metals deposits designated at FVTPL and certain embedded options related to structured deposits carried at amortized cost.
(4)Other liabilities include certain investment contract liabilities and segregated fund liabilities in our insurance business, certain securitization and structured entities’ liabilities measured at FVTPL, as well as the contingent consideration liability from the acquisition of Burgundy Asset Management Ltd. Refer to Note 13 for more information.

Significant Unobservable Inputs in Level 3 Instrument Valuations
The table below presents the fair values of our significant Level 3 financial instruments measured at fair value on a recurring basis, the valuation techniques used to determine their fair values and the value ranges of significant unobservable inputs used in the valuations. We have not applied any other reasonably possible alternative assumptions to the significant Level 3 categories of private equity investments, as the net asset values are provided by the investment or fund managers.

(Canadian $ in millions, except as noted)					July 31, 2026
	Reporting line in fair			Significant	Range of input values (1)
	value hierarchy table	Fair value	Valuation techniques	unobservable inputs	Low	High
Private equity	Corporate equity	$6,364	Net asset value	Net asset value	na	na
			EV/EBITDA	Multiple	6	21
Investment properties	Other assets	1,362	Income approach	Capitalization rate	6%	7%
Burgundy contingent consideration (2)	Other liabilities	198	Income approach	Discount rate	na	na
				Forecasted assets under management	na	na
(1)The low and high input values represent the lowest and highest actual level of inputs used to value a group of financial instruments in a particular product category. These input ranges do not reflect the level of input uncertainty, but are affected by the specific underlying instruments within each product category. The input ranges will therefore vary from period to period based on the characteristics of the underlying instruments held at each balance sheet date.
(2)Range of inputs not applicable as the value is modeled using a Monte Carlo simulation.
na - not applicable

Summary of Changes in Level 3 Instruments Carried at Fair Value
The tables below present a reconciliation of all changes in Level 3 financial instruments for the three and nine months ended July 31, 2026 and
2025, including realized and unrealized gains (losses) included in earnings and other comprehensive income as well as transfers into and out of Level 3. Transfers from Level 2 into Level 3 were due to an increase in unobservable market inputs used in pricing the financial instruments. Transfers out of Level 3 into Level 2 were due to an increase in observable market inputs used in pricing the financial instruments.

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended July 31, 2026	as at April 30,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at July 31,	for instruments
(Canadian $ in millions)	2026	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2026	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	–	–	–	–	–	–	–	–	–	–
FVTPL Securities
Corporate debt	3	9	–	–	–	–	–	–	12	9
Corporate equity	5,818	28	78	389	(140)	–	–	(2)	6,171	85
Total FVTPL securities	5,821	37	78	389	(140)	–	–	(2)	6,183	94
FVOCI Securities
Corporate equity	189	–	4	–	–	–	–	–	193	na
Total FVOCI securities	189	–	4	–	–	–	–	–	193	na
Business and Government Loans	314	1	10	–	–	(15)	–	–	310	1
Other Assets	1,495	(21)	2	8	–	(24)	–	–	1,460	(21)
Derivative Assets
Foreign exchange contracts	19	(15)	–	–	–	–	–	–	4	(15)
Commodity contracts	–	1	–	–	–	–	–	–	1	1
Equity contracts	7	–	–	–	–	–	–	(5)	2	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	26	(14)	–	–	–	–	–	(5)	7	(14)
Other Liabilities	135	63	–	–	–	–	–	–	198	63
Derivative Liabilities
Foreign exchange contracts	8	19	–	–	–	–	–	–	27	19
Commodity contracts	8	(4)	–	–	–	–	–	–	4	(4)
Equity contracts	5	1	–	–	–	–	–	(5)	1	1
Credit default swaps	–	1	–	–	–	–	–	–	1	1
Total derivative liabilities	21	17	–	–	–	–	–	(5)	33	17

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the nine months ended July 31, 2026	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at July 31,	for instruments
(Canadian $ in millions)	2025	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2026	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$–	$–	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	–	–	–	–	–	–	–	–	–	–
FVTPL Securities
Corporate debt	–	9	–	3	–	–	–	–	12	9
Corporate equity	5,824	(139)	3	920	(504)	–	73	(6)	6,171	33
Total FVTPL securities	5,824	(130)	3	923	(504)	–	73	(6)	6,183	42
FVOCI Securities
Corporate equity	192	–	–	1	–	–	–	–	193	na
Total FVOCI securities	192	–	–	1	–	–	–	–	193	na
Business and Government Loans	324	4	(26)	23	–	(15)	–	–	310	4
Other Assets	1,483	(18)	–	54	(10)	(49)	–	–	1,460	(18)
Derivative Assets
Foreign exchange contracts	2	2	–	–	–	–	–	–	4	2
Commodity contracts	13	(12)	–	–	–	–	–	–	1	(12)
Equity contracts	10	(1)	–	–	–	–	4	(11)	2	(1)
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative assets	25	(11)	–	–	–	–	4	(11)	7	(11)
Other Liabilities	–	86	–	112	–	–	–	–	198	86
Derivative Liabilities
Foreign exchange contracts	–	27	–	–	–	–	–	–	27	27
Commodity contracts	–	4	–	–	–	–	–	–	4	4
Equity contracts	5	1	–	–	–	–	5	(10)	1	1
Credit default swaps	–	1	–	–	–	–	–	–	1	1
Total derivative liabilities	5	33	–	–	–	–	5	(10)	33	33
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2026 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the three months ended July 31, 2025	as at April 30,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at July 31,	for instruments
(Canadian $ in millions)	2025	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2025	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$5	$–	$–	$–	$(5)	$–	$–	$–	$–	$–
Corporate equity	–	–	–	–	–	–	–	–	–	–
Total trading securities	5	–	–	–	(5)	–	–	–	–	–
FVTPL Securities
Corporate debt	36	–	–	–	–	–	–	(36)	–	–
Corporate equity	5,257	(25)	10	288	(55)	–	–	(6)	5,469	20
Total FVTPL securities	5,293	(25)	10	288	(55)	–	–	(42)	5,469	20
FVOCI Securities
Corporate equity	189	–	–	1	–	–	–	–	190	na
Total FVOCI securities	189	–	–	1	–	–	–	–	190	na
Business and Government Loans	382	(17)	–	–	–	(46)	–	–	319	(17)
Other Assets	1,435	–	–	13	–	(15)	–	–	1,433	–
Derivative Assets
Foreign exchange contracts	–	–	–	16	–	–	–	–	16	–
Commodity contracts	9	(7)	–	–	–	–	–	–	2	(7)
Equity contracts	14	2	–	–	–	–	–	–	16	2
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative assets	24	(5)	–	16	–	(1)	–	–	34	(5)
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	–	–	–	–	–	–	–	–	–	–
Equity contracts	1	–	–	–	–	–	–	(1)	–	–
Credit default swaps	–	–	–	–	–	–	–	–	–	–
Total derivative liabilities	1	–	–	–	–	–	–	(1)	–	–

		Change in fair value			Movements		Transfers
										Change in
										unrealized gains
			Included							(losses) recorded
	Fair Value		in other				Transfers	Transfers	Fair Value	in income
For the nine months ended July 31, 2025	as at October 31,	Included in	comprehensive	Issuances/		Maturities/	into	out of	as at July 31,	for instruments
(Canadian $ in millions)	2024	earnings	income (1)	Purchases	Sales	Settlement	Level 3	Level 3	2025	still held (2)
Trading Securities
NHA MBS and U.S. agency MBS and CMO	$–	$–	$–	$5	(5)	$–	$–	$–	$–	$–
Corporate equity	4	–	–	2	–	–	–	(6)	–	–
Total trading securities	4	–	–	7	(5)	–	–	(6)	–	–
FVTPL Securities
Corporate debt	35	1	–	2	–	–	–	(38)	–	1
Corporate equity	4,899	(121)	(11)	902	(194)	–	–	(6)	5,469	36
Total FVTPL securities	4,934	(120)	(11)	904	(194)	–	–	(44)	5,469	37
FVOCI Securities
Corporate equity	177	–	(15)	28	–	–	–	–	190	na
Total FVOCI securities	177	–	(15)	28	–	–	–	–	190	na
Business and Government Loans	302	(15)	(1)	56	–	(52)	29	–	319	(15)
Other Assets	1,717	(56)	–	214	(7)	(435)	–	–	1,433	(52)
Derivative Assets
Foreign exchange contracts	10	–	–	48	–	(42)	–	–	16	–
Commodity contracts	2	–	–	–	–	–	–	–	2	–
Equity contracts	–	–	–	–	–	–	16	–	16	–
Credit default swaps	–	–	–	–	–	(1)	1	–	–	–
Total derivative assets	12	–	–	48	–	(43)	17	–	34	–
Other Liabilities	–	–	–	–	–	–	–	–	–	–
Derivative Liabilities
Foreign exchange contracts	–	–	–	–	–	–	–	–	–	–
Commodity contracts	4	(4)	–	–	–	–	–	–	–	(4)
Equity contracts	2	–	–	–	–	–	1	(3)	–	–
Credit default swaps	1	–	–	–	–	(1)	–	–	–	–
Total derivative liabilities	7	(4)	–	–	–	(1)	1	(3)	–	(4)
(1) Foreign exchange translation on assets and liabilities held by foreign operations is included in other comprehensive income, net foreign operations.
(2) Changes in unrealized gains (losses) on Trading and FVTPL securities still held on July 31, 2025 are included in earnings for the period.
Unrealized gains (losses) recognized on Level 3 financial instruments may be offset by (losses) gains on economic hedge contracts.
na – not applicable